Reserves - Schedule of Reserves (Details) (Parenthetical)		12 Months Ended
		Jun. 30, 2020 AUD ($) shares	Jun. 30, 2019 AUD ($) shares
Statement Line Items [Line Items]
Reversal of forfeited options | $	[1]	$ 81,984	$ 6,099
Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of rights issued		3,750,000	3,750,000
Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued		57,500,000	57,500,000

[1]	During the year, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.